Description of Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 item segment	Dec. 31, 2020 item segment location	Oct. 22, 2021
Network operations in number of self-service kiosks	40,000	40,000
Network operations in number of locations	33,000	34,000
Access given for minimum number of linear channels	100
Number of operating segments | segment	2	2
Seaport Global Acquisition Corp
Voting power in combined entity (in percentage)			72.20%
Additional voting power in combined entity held by one of the affiliates (in percentage)			3.90%